Structured entities - Unconsolidated structured entities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Capital provision assets	$ 2,562,677,000	$ 2,432,829,000	$ 1,871,035,000	$ 1,871,035,000
Other assets	31,908,000	13,218,000	16,280,000
Total assets	3,114,802,000	3,039,439,000	$ 2,548,949,000
Unconsolidated structured entities
Disclosure of unconsolidated structured entities [line items]
Capital provision assets	14,910,000	11,075,000
Other assets	5,664,000	2,012,000
Total assets	20,574,000	13,087,000
Off balance sheet – undrawn commitments	8,935,000	10,747,000
Maximum exposure to loss	29,509,000	23,834,000
Total assets of the entity	942,823,000	934,421,000
Investment funds.
Disclosure of unconsolidated structured entities [line items]
Other assets	5,664,000	2,012,000
Total assets	5,664,000	2,012,000
Maximum exposure to loss	5,664,000	2,012,000
Total assets of the entity	927,913,000	923,346,000
Other
Disclosure of unconsolidated structured entities [line items]
Capital provision assets	14,910,000	11,075,000
Total assets	14,910,000	11,075,000
Off balance sheet – undrawn commitments	8,935,000	10,747,000
Maximum exposure to loss	23,845,000	21,822,000
Total assets of the entity	$ 14,910,000	$ 11,075,000